CONSOLIDATED BALANCE SHEETS [Paranthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Par or Stated Value Per Share	$ 0.0015	$ 0.0015
Common Stock, Shares Authorized	51,666,667	51,666,667
Common Stock, Shares, Issued	14,595,326	13,693,780
Common Stock, Shares, Outstanding	14,595,326
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0005	$ 0.0005
Preferred Stock, Shares Authorized	70,000,000	70,000,000
Preferred Stock, Shares Issued	50,338,385	50,338,385
Preferred Stock, Shares Outstanding	50,338,385
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0005	$ 0.0005
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	13,140,459	13,140,459
Preferred Stock, Shares Outstanding	13,140,459